Segment Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net revenues:
Total net revenues	¥ 105,295,236	$ 14,425,388	¥ 103,468,159	¥ 96,495,809
Cost of revenues:
Total cost of revenues	(39,488,152)	(5,409,855)	(40,404,765)	(43,729,683)
Gross profit:
Gross profit	65,807,084	$ 9,015,533	63,063,394	52,766,126
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	305,652		295,009	486,647
A point in time
Net revenues:
Total net revenues	24,144,017		27,140,994	23,322,675
Over time
Net revenues:
Total net revenues	81,151,219		76,327,165	73,173,134
Games and related value-added services
Net revenues:
Total net revenues	83,622,643		81,565,449	74,566,471
Cost of revenues:
Total cost of revenues	(26,142,623)		(25,938,865)	(27,784,419)
Gross profit:
Gross profit	57,480,020		55,626,584	46,782,052
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	246,422		223,156	339,300
Youdao
Net revenues:
Total net revenues	5,625,919		5,389,208	5,013,182
Cost of revenues:
Total cost of revenues	(2,877,428)		(2,621,746)	(2,430,738)
Gross profit:
Gross profit	2,748,491		2,767,462	2,582,444
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	9,119		9,275	11,610
NetEase Cloud Music
Net revenues:
Total net revenues	7,950,146		7,866,992	8,992,221
Cost of revenues:
Total cost of revenues	(5,268,634)		(5,764,322)	(7,699,103)
Gross profit:
Gross profit	2,681,512		2,102,670	1,293,118
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	3,027		2,452	6,044
Innovative businesses and others
Net revenues:
Total net revenues	8,096,528		8,646,510	7,923,935
Cost of revenues:
Total cost of revenues	(5,199,467)		(6,079,832)	(5,815,423)
Gross profit:
Gross profit	2,897,061		2,566,678	2,108,512
Depreciation and amortization expenses
Total depreciation and amortization expenses of property, equipment and software	¥ 47,084		¥ 60,126	¥ 129,693